UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03757
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class A – DCAAX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.86%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class A shares returned 0.86%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.03% for the same period.
What affected the Fund’s performance?
  The municipal bond market was generally flat during the reporting period. A significant primary supply of bonds proved to be a headwind for the market.
  The Fund’s performance relative to the Index benefited from overweight exposure to BBB-rated securities.
  Relative performance suffered due to overweight exposure to California securities and revenue bonds issued by hospitals and colleges, all of which underperformed the market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-3.69%	-0.89%	0.95%
without Sales Charge	0.86%	0.03%	1.42%
Bloomberg U.S. Municipal Bond Index	2.03%	0.55%	2.13%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$527	184	$2,557,557	12.39%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

Medical
12.8%
Airport
12.4%
Education
12.0%
General Obligation
10.4%
Housing
8.2%
Transportation
6.5%
Nursing Homes
5.9%
Tobacco Settlement
5.7%
Power
4.0%
School District
3.0%
Development
1.7%
Net Other Assets and Liabilities
17.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6124AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class C – DCACX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.64%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class C shares returned 0.08%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.03% for the same period.
What affected the Fund’s performance?
  The municipal bond market was generally flat during the reporting period. A significant primary supply of bonds proved to be a headwind for the market.
  The Fund’s performance relative to the Index benefited from overweight exposure to BBB-rated securities.
  Relative performance suffered due to overweight exposure to California securities and revenue bonds issued by hospitals and colleges, all of which underperformed the market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	-0.91%	*	-0.73%	0.65%
without Deferred Sales Charge	0.08%		-0.73%	0.65%
Bloomberg U.S. Municipal Bond Index	2.03%		0.55%	2.13%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$527	184	$2,557,557	12.39%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6126AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class I – DCMIX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.62%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class I shares returned 1.10%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.03% for the same period.
What affected the Fund’s performance?
  The municipal bond market was generally flat during the reporting period. A significant primary supply of bonds proved to be a headwind for the market.
  The Fund’s performance relative to the Index benefited from overweight exposure to BBB-rated securities.
  Relative performance suffered due to overweight exposure to California securities and revenue bonds issued by hospitals and colleges, all of which underperformed the market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class I	1.10%	0.27%	1.67%
Bloomberg U.S. Municipal Bond Index	2.03%	0.55%	2.13%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$527	184	$2,557,557	12.39%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6101AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Y – DCAYX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$58	0.58%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class Y shares returned 1.17%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.03% for the same period.
What affected the Fund’s performance?
  The municipal bond market was generally flat during the reporting period. A significant primary supply of bonds proved to be a headwind for the market.
  The Fund’s performance relative to the Index benefited from overweight exposure to BBB-rated securities.
  Relative performance suffered due to overweight exposure to California securities and revenue bonds issued by hospitals and colleges, all of which underperformed the market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class Y	1.17%	0.21%	1.65%
Bloomberg U.S. Municipal Bond Index	2.03%	0.55%	2.13%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$527	184	$2,557,557	12.39%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0951AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Z – DRCAX
This annual shareholder report contains important information about BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.67%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2025, the Fund’s Class Z shares returned 1.07%.
  In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”) returned 2.03% for the same period.
What affected the Fund’s performance?
  The municipal bond market was generally flat during the reporting period. A significant primary supply of bonds proved to be a headwind for the market.
  The Fund’s performance relative to the Index benefited from overweight exposure to BBB-rated securities.
  Relative performance suffered due to overweight exposure to California securities and revenue bonds issued by hospitals and colleges, all of which underperformed the market.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2015 through May 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class Z shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Municipal Bond Index on 5/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/25 )
Share Class	1YR	5YR	10YR
Class Z	1.07%	0.25%	1.64%
Bloomberg U.S. Municipal Bond Index	2.03%	0.55%	2.13%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$527	184	$2,557,557	12.39%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0928AR0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,666 in 2024 and $38,419 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $13,093 in 2024 and $14,322 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,342 in 2024 and $3,342 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $8,503 in 2024 and $8,860 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,544 in

2024 and $2,803 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,744,889 in 2024 and $1,560,693 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
A	DCAAX
C	DCACX
I	DCMIX
Y	DCAYX
Z	DRCAX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
STATEMENT OF INVESTMENTS
May 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 2.3%
Collateralized Municipal-Backed Securities — 2.3%
California Housing Finance Agency, (Sustainable Bond) (Noble Towers Apartment) (Insured; Federal National Mortgage Association) Ser. N	2.35	12/1/2035	4,545,727	3,780,017
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	4,722,519	4,344,898
California Housing Finance Agency, Revenue Bonds, Ser. A	4.25	1/15/2035	4,089,254	4,108,403
Total Bonds and Notes (cost $14,398,255)				12,233,318

Long-Term Municipal Investments — 98.0%
California — 96.3%
Alameda Corridor Transportation Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2052	2,500,000	2,551,707
Allan Hancock Joint Community College District, GO, Ser. C(a)	5.60	8/1/2047	11,375,000	7,991,019
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2041	4,325,000	3,891,414
Anaheim Community Facilities District, Special Tax Bonds, Refunding (Platinum Triangle)	4.00	9/1/2046	1,690,000	1,454,355
Bay Area Toll Authority, Revenue Bonds (Sustainable Bond) Ser. F2	5.00	4/1/2045	1,750,000	1,821,250
Bay Area Toll Authority, Revenue Bonds, Ser. F1	5.00	4/1/2052	1,700,000	1,757,683
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	7/1/2049	1,500,000	1,360,707
California, GO(b)	4.00	11/1/2030	15,000	15,809
California, GO	4.00	11/1/2035	985,000	994,980
California, GO, Refunding	4.00	9/1/2043	3,500,000	3,345,112
California, GO, Refunding	4.00	10/1/2050	2,000,000	1,793,164
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	5,000,000	5,600,928
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1(c)	4.00	8/1/2031	11,500,000	11,370,372
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. D(c)	5.50	11/1/2028	10,000,000	10,494,972
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)(c)	4.00	12/1/2027	2,000,000	1,998,648
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. E1(c)	5.00	3/1/2031	3,000,000	3,138,137
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(c)	5.00	9/1/2032	7,015,000	7,432,486
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G(c)	5.25	4/1/2030	10,000,000	10,494,272
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	4,810,000	4,792,773
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	4,250,000	3,612,311
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	4.00	6/1/2049	2,250,000	1,946,058
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Sonoma County Securitization Corp.)	5.00	6/1/2049	460,000	446,854
California Educational Facilities Authority, Revenue Bonds, Refunding (Chapman University) Ser. A	5.00	4/1/2045	1,050,000	1,084,749
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2036	3,845,000	3,881,800

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
California — 96.3% (continued)
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2037	1,500,000	1,511,861
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2043	1,000,000	1,009,023
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West Obligated Group) Ser. A	5.25	12/1/2044	3,380,000	3,396,787
California Health Facilities Financing Authority, Revenue Bonds (City of Hope Obligated Group)	4.00	11/15/2045	6,000,000	5,371,570
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.00	12/1/2054	2,250,000	2,256,015
California Health Facilities Financing Authority, Revenue Bonds (CommonSpirit Health Obligated Group) Ser. A	5.25	12/1/2049	5,000,000	5,119,656
California Health Facilities Financing Authority, Revenue Bonds (Episcopal Communities & Services for Seniors Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	992,613
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Adventist Health System/West Obligated Group) Ser. A	4.00	3/1/2039	2,665,000	2,418,830
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children’s Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	2,000,000	1,922,983
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2044	1,000,000	908,528
California Health Facilities Financing Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	4.00	4/1/2045	3,000,000	2,710,236
California Health Facilities Financing Authority, Revenue Bonds, Refunding (El Camino Healthcare) Ser. A	5.25	2/1/2048	2,000,000	2,088,932
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	5.00	10/1/2031	4,430,000	4,434,406
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	2,807,074	2,607,633
California Housing Finance Agency, Revenue Bonds, Ser. 2	4.00	3/20/2033	2,594,918	2,578,183
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2039	550,000	557,449
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2044	625,000	625,551
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group)	5.00	11/1/2049	1,500,000	1,484,241
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2049	1,500,000	1,484,241
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2054	1,750,000	1,707,231
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	5.00	11/1/2059	1,000,000	965,985
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (Academy of Motion Picture Arts & Sciences Obligated Group) Ser. A	4.00	11/1/2041	1,000,000	978,559
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park) (Insured; Build America Mutual)	4.00	5/15/2032	1,155,000	1,182,693
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2043	3,040,000	3,101,439
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2041	1,750,000	1,614,917
California Municipal Finance Authority, Revenue Bonds (The Palmdale Aerospace Academy Project)(d)	5.00	7/1/2046	2,170,000	1,954,624
California Municipal Finance Authority, Revenue Bonds (Aldersly Project) Ser. B2	3.75	11/15/2028	2,990,000	2,990,013
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	1,500,000	1,462,415

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
California — 96.3% (continued)
California Municipal Finance Authority, Revenue Bonds (California Baptist University) Ser. A(d)	5.00	11/1/2046	2,500,000	2,321,386
California Municipal Finance Authority, Revenue Bonds (Channing House Project) Ser. B	5.00	5/15/2047	2,500,000	2,475,176
California Municipal Finance Authority, Revenue Bonds (Eskaton Properties Obligated Group)	5.00	11/15/2037	1,105,000	1,151,866
California Municipal Finance Authority, Revenue Bonds (Eskaton Properties Obligated Group)	5.00	11/15/2044	1,500,000	1,493,438
California Municipal Finance Authority, Revenue Bonds (Gibson Drive Apartments Project) (Insured; Federal National Mortgage Association) Ser. A	4.45	12/1/2042	5,000,000	4,891,960
California Municipal Finance Authority, Revenue Bonds (HumanGood California Obligated Group)	4.00	10/1/2049	2,000,000	1,681,613
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	6/30/2031	3,100,000	3,161,724
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions APM Project)	5.00	12/31/2035	1,500,000	1,510,182
California Municipal Finance Authority, Revenue Bonds (St. Ignatius College Preparatory) Ser. A	5.00	9/1/2054	3,000,000	3,036,976
California Municipal Finance Authority, Revenue Bonds (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2034	1,720,000	1,825,277
California Municipal Finance Authority, Revenue Bonds (Town & Country Manor of the Christian & Missionary Alliance)	5.00	7/1/2049	2,100,000	2,144,437
California Municipal Finance Authority, Revenue Bonds (UCR North District Phase 1 Student Housing) (Insured; Build America Mutual)	5.00	5/15/2044	1,890,000	1,925,398
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	5,000,000	4,870,083
California Municipal Finance Authority, Revenue Bonds (Westside Neighborhood School)(d)	6.38	6/15/2064	2,000,000	2,088,187
California Municipal Finance Authority, Revenue Bonds, Ser. A1(e)	3.54	2/20/2041	4,457,000	3,972,785
California Municipal Finance Authority, Revenue Bonds, Refunding (Biola University)	5.00	10/1/2039	1,000,000	1,007,866
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2036	1,000,000	1,003,496
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2037	1,000,000	1,001,428
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2036	1,100,000	1,103,309
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2037	1,000,000	998,746
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. A	5.00	7/1/2042	3,500,000	3,439,701
California Municipal Finance Authority, Revenue Bonds, Refunding (Eisenhower Medical Center) Ser. B	5.00	7/1/2042	2,500,000	2,456,929
California Municipal Finance Authority, Revenue Bonds, Refunding (HumanGood California Obligated Group) Ser. A	5.00	10/1/2044	2,000,000	1,992,446
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(d)	5.00	8/1/2048	8,510,000	6,417,780
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,000,000	2,637,628
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	5.00	7/15/2046	2,000,000	2,065,673
California Public Finance Authority, Revenue Bonds, Refunding (Henry Mayo Newhall Hospital Obligated Group)	5.00	10/15/2047	3,000,000	2,835,239

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
California — 96.3% (continued)
California School Finance Authority, Revenue Bonds (KIPP SoCal Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2049	1,650,000	1,573,280
California School Finance Authority, Revenue Bonds (Alliance for College-Ready Public Schools Obligated Group) Ser. A(d)	5.00	7/1/2045	3,500,000	3,480,264
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2043	1,255,000	1,231,010
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group)(d)	5.00	7/1/2049	1,100,000	1,066,231
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2054	525,000	515,335
California School Finance Authority, Revenue Bonds (Granada Hills Charter High School Obligated Group) Ser. A(d)	5.00	7/1/2064	1,000,000	959,676
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project)(d)	5.00	8/1/2048	1,650,000	1,584,051
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2037	590,000	594,452
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A(d)	5.00	7/1/2047	875,000	837,045
California School Finance Authority, Revenue Bonds (KIPP Social Projects) Ser. A(d)	4.00	7/1/2050	1,135,000	922,068
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2045	1,700,000	1,636,412
California School Finance Authority, Revenue Bonds, Ser. A(d)	5.00	7/1/2055	2,700,000	2,538,845
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(b),(d)	5.00	8/1/2025	150,000	150,394
California School Finance Authority, Revenue Bonds, Refunding (Aspire Public Schools Obligated Group)(d)	5.00	8/1/2041	1,600,000	1,529,524
California School Finance Authority, Revenue Bonds, Refunding (Classical Academies Oceans) Ser. A(d)	5.00	10/1/2052	1,500,000	1,396,743
California State University, Revenue Bonds, Ser. A	4.00	11/1/2049	1,855,000	1,623,216
California State University, Revenue Bonds, Ser. A	5.25	11/1/2053	1,000,000	1,054,852
California Statewide Communities Development Authority, Revenue Bonds (Enloe Medical Center Obligated Group), (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	8/15/2052	1,000,000	1,014,969
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.00	12/1/2036	5,250,000	5,251,374
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(d)	5.25	12/1/2056	1,500,000	1,456,520
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2051	5,500,000	4,516,127
California Statewide Communities Development Authority, Revenue Bonds, Refunding (American Baptist Homes)	5.00	10/1/2045	3,550,000	3,494,264
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2032	1,855,000	1,878,625
California Statewide Communities Development Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(d)	5.00	11/1/2041	700,000	669,877
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	4,555,000	4,450,320
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health Obligated Group) Ser. A	5.25	12/1/2054	4,500,000	4,610,635
California Statewide Communities Development Authority, Revenue Bonds, Refunding (John Muir Health) Ser. A	5.00	8/15/2041	1,200,000	1,205,045
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Odd Fellows Home of California Project)	4.00	4/1/2043	1,900,000	1,808,133
Escondido Union High School District, GO, Ser. C(f)	0.00	8/1/2046	3,000,000	1,097,898
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M049	3.05	4/15/2034	4,585,000	4,304,218

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
California — 96.3% (continued)
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Ser. A	4.00	1/15/2046	1,500,000	1,411,400
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)(f)	0.00	1/15/2035	10,000,000	7,027,623
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	8,500,000	8,318,421
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(f)	0.00	6/1/2066	47,000,000	5,061,980
Grossmont Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)(f)	0.00	8/1/2026	3,265,000	3,152,065
Hesperia Community Redevelopment Agency, Tax Allocation Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2035	6,835,000	7,139,281
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2043	2,500,000	2,512,182
Irvine, Special Tax Bonds (Community Facilities District No. 2013-3)	5.00	9/1/2048	1,750,000	1,742,451
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. A	5.00	9/1/2042	400,000	402,650
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. B	5.00	9/1/2042	990,000	996,560
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) Ser. C	5.00	9/1/2042	995,000	1,001,593
Irvine Unified School District, Special Tax Bonds, (Community Facilities District No. 09-1) (Insured; Build America Mutual) Ser. A	4.00	9/1/2044	1,110,000	1,020,102
Lancaster Redevelopment Agency, Tax Allocation Bonds, Refunding (Comb Redevelopment Project Areas) (Insured; Assured Guaranty Municipal Corp.)	5.00	8/1/2033	1,200,000	1,222,973
Los Angeles County Public Works Financing Authority, Revenue Bonds, Refunding, Ser. H	4.00	12/1/2053	1,500,000	1,301,919
Los Angeles Department of Airports, Revenue Bonds, Refunding	5.00	5/15/2032	16,985,000	17,713,966
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	2,370,000	2,436,389
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2028	3,215,000	3,349,162
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2045	4,000,000	4,023,950
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2040	1,825,000	1,886,653
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2053	5,000,000	4,962,212
Los Angeles Department of Water & Power Revenue, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	7/1/2055	2,500,000	2,525,804
Monterey Peninsula Community College District, GO, Ser. B	4.00	8/1/2051	3,500,000	3,156,078
Norman Y. Mineta San Jose International Airport, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2029	1,795,000	1,830,456
Northern California Transmission Agency, Revenue Bonds, Refunding (California- Oregon Transmission Project) Ser. A	5.00	5/1/2039	1,500,000	1,505,882
Orange County Community Facilities District, Special Tax Bonds (Community Facilities District No. 2021-1) Ser. A	5.00	8/15/2047	4,000,000	4,031,855
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2041	6,000,000	6,025,157
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2042	3,000,000	3,026,040
Orange County Community Facilities District, Special Tax Bonds (Esencia Village) Ser. A	5.00	8/15/2047	1,000,000	1,003,552
Oxnard Union High School District, GO, Refunding	6.00	2/1/2030	1,125,000	1,281,079
Palomar Community College District, GO, Ser. B(a)	6.38	8/1/2045	16,615,000	14,756,352
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2026	1,845,000	1,857,564
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2044	1,100,000	437,946
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2045	1,150,000	431,708
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2046	1,000,000	353,429

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
California — 96.3% (continued)
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2047	1,000,000	333,619
Pasadena Public Financing Authority, Revenue Bonds, Refunding (Rose Bowl Renovation)(f)	0.00	6/1/2048	1,000,000	317,152
Peralta Community College District, GO, Refunding, Ser. A(b)	4.00	8/1/2025	2,500,000	2,504,611
Pomona Redevelopment Agency, Tax Allocation Bonds, Refunding, Ser. Y	5.50	5/1/2032	2,260,000	2,457,938
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2048	1,650,000	1,594,609
River Islands Public Financing Authority, Special Tax Bonds (Community Facilities District No. 2023-1)	5.00	9/1/2054	4,250,000	4,059,884
Riverside County Transportation Commission, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2037	1,750,000	1,722,009
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2028	5,615,000	5,864,519
Sacramento County Airport System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2033	6,120,000	6,273,299
Sacramento Municipal Utility District, Revenue Bonds, Refunding, Ser. M	5.00	11/15/2054	3,000,000	3,113,468
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. G	4.00	8/1/2044	1,000,000	933,865
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2038	2,000,000	2,047,390
San Diego Association of Governments, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000	6,075,229
San Diego County Regional Airport Authority, Revenue Bonds, Ser. A	4.00	7/1/2051	5,000,000	4,445,289
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2053	3,000,000	2,964,014
San Diego County Regional Airport Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2044	1,000,000	872,304
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (SFO Fuel Co.) Ser. A	5.00	1/1/2047	4,000,000	3,939,418
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2048	5,000,000	4,898,829
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. E	5.00	5/1/2040	8,405,000	8,486,009
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2043	2,500,000	2,424,830
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2037	2,200,000	2,200,222
San Mateo Foster Public Financing Authority, Revenue Bonds, (Clean Water Program)	4.00	8/1/2039	1,500,000	1,480,801
South San Francisco Unified School District, GO	4.00	9/1/2052	10,000,000	9,174,213
Southern California Tobacco Securitization Authority, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2048	5,750,000	5,619,374
Tender Option Bond Trust Receipts (Series 2019-XF0761), (Los Angeles Department of Harbors, Revenue Bonds, Refunding (Sustainable Bond) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00% (d),(e),(g)	5.04	8/1/2039	10,000,000	10,147,175
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2032	695,000	707,413
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2033	1,500,000	1,513,282
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2035	650,000	645,320
Tulare Local Health Care District, GO, Refunding (Insured; Build America Mutual)	4.00	8/1/2039	1,900,000	1,854,423
University of California, Revenue Bonds, Refunding, Ser. BH	4.00	5/15/2040	3,000,000	2,928,545
University of California Regents Medical Center, Revenue Bonds, Refunding, Ser. L	4.00	5/15/2044	3,000,000	2,742,781
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2027	1,750,000	1,798,203
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2027	1,500,000	1,552,261
Yosemite Community College District, GO, Ser. D(f)	0.00	8/1/2031	5,545,000	4,515,043
				507,784,081
Multi-State — .9%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. MO50(d)	3.05	6/15/2037	5,170,000	4,743,375
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2043	1,300,000	1,278,788

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.0% (continued)
U.S. Related — 0.8% (continued)
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	1,000,000	1,026,524
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,900,000	1,991,685
				4,296,997
Total Long-Term Municipal Investments (cost $552,600,003)				516,824,453
Total Investments (cost $566,998,258)			100.3%	529,057,771
Liabilities, Less Cash and Receivables			(.3%)	(1,735,627)
Net Assets			100.0%	527,322,144

GO—Government Obligation

(a)	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(b)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $58,559,170 or 11.1% of net assets.

(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	566,998,258	529,057,771
Cash		870,553
Interest receivable		6,178,576
Receivable for shares of Common Stock subscribed		5,759
Prepaid expenses		40,257
		536,152,916
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		241,335
Payable for inverse floater notes issued—Note 4		6,000,000
Payable for investment securities purchased		2,087,520
Payable for shares of Common Stock redeemed		298,867
Interest and expense payable related to inverse floater notes issued—Note 4		68,283
Directors’ fees and expenses payable		10,167
Other accrued expenses		124,600
		8,830,772
Net Assets ($)		527,322,144
Composition of Net Assets ($):
Paid-in capital		569,569,586
Total distributable earnings (loss)		(42,247,442)
Net Assets ($)		527,322,144

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	61,961,871	2,665,011	46,057,834	9,738	416,627,690
Shares Outstanding	4,730,924	203,513	3,518,413	743.97	31,808,223
Net Asset Value Per Share ($)	13.10	13.10	13.09	13.09	13.10
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2025

Investment Income ($):
Interest Income	19,596,622
Expenses:
Management fee—Note 3(a)	2,557,557
Shareholder servicing costs—Note 3(c)	626,319
Interest and expense related to inverse floater notes issued—Note 4	351,158
Professional fees	116,632
Registration fees	81,798
Directors’ fees and expenses—Note 3(d)	62,197
Chief Compliance Officer fees—Note 3(c)	24,505
Distribution Plan fees—Note 3(b)	24,106
Prospectus and shareholders’ reports	19,067
Loan commitment fees—Note 2	13,368
Custodian fees—Note 3(c)	12,356
Miscellaneous	49,596
Total Expenses	3,938,659
Less—reduction in fees due to earnings credits—Note 3(c)	(21,978)
Net Expenses	3,916,681
Net Investment Income	15,679,941
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,206,444)
Net change in unrealized appreciation (depreciation) on investments	(6,391,734)
Net Realized and Unrealized Gain (Loss) on Investments	(8,598,178)
Net Increase in Net Assets Resulting from Operations	7,081,763
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2025	2024
Operations ($):
Net investment income	15,679,941	16,214,255
Net realized gain (loss) on investments	(2,206,444)	(2,182,197)
Net change in unrealized appreciation (depreciation) on investments	(6,391,734)	4,376,769
Net Increase (Decrease) in Net Assets Resulting from Operations	7,081,763	18,408,827
Distributions ($):
Distributions to shareholders:
Class A	(1,708,371)	(1,736,164)
Class C	(58,306)	(63,951)
Class I	(1,486,425)	(1,443,874)
Class Y	(292)	(274)
Class Z	(12,514,941)	(12,968,748)
Total Distributions	(15,768,335)	(16,213,011)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	7,842,780	10,585,311
Class C	369,277	206,018
Class I	15,103,215	21,987,510
Class Z	10,644,951	5,215,560
Distributions reinvested:
Class A	1,492,750	1,498,990
Class C	58,111	63,951
Class I	1,462,943	1,429,647
Class Z	10,020,889	10,363,508
Cost of shares redeemed:
Class A	(11,813,440)	(17,027,901)
Class C	(926,220)	(1,118,228)
Class I	(21,862,095)	(24,123,986)
Class Z	(56,807,662)	(57,035,747)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(44,414,501)	(47,955,367)
Total Increase (Decrease) in Net Assets	(53,101,073)	(45,759,551)
Net Assets ($):
Beginning of Period	580,423,217	626,182,768
End of Period	527,322,144	580,423,217

	Year Ended May 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	578,945	793,693
Shares issued for distributions reinvested	110,657	112,929
Shares redeemed	(876,799)	(1,279,397)
Net Increase (Decrease) in Shares Outstanding	(187,197)	(372,775)
Class C(a)
Shares sold	27,296	16,101
Shares issued for distributions reinvested	4,307	4,847
Shares redeemed	(69,420)	(85,263)
Net Increase (Decrease) in Shares Outstanding	(37,817)	(64,315)
Class I(b)
Shares sold	1,120,051	1,651,844
Shares issued for distributions reinvested	108,470	107,691
Shares redeemed	(1,622,828)	(1,821,972)
Net Increase (Decrease) in Shares Outstanding	(394,307)	(62,437)
Class Z(b)
Shares sold	794,624	390,149
Shares issued for distributions reinvested	742,689	780,653
Shares redeemed	(4,203,861)	(4,297,216)
Net Increase (Decrease) in Shares Outstanding	(2,666,548)	(3,126,414)

(a)	During the period ended May 31, 2024, 596 Class C shares representing $7,555 were automatically converted to 596 Class A shares.
(b)
During the period ended May 31, 2025, 3,657 Class Z shares representing $50,022 were exchanged for 3,659 Class I shares and during the period ended May 31,
2024, 50,728 Class Z shares representing $673,243 were exchanged for 50,789 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.33	13.27	13.66	15.22	14.82
Investment Operations:
Net investment income(a)	.35	.33	.33	.34	.36
Net realized and unrealized gain (loss) on investments	(.23 )	.06	(.39 )	(1.55)	.42
Total from Investment Operations	.12	.39	(.06 )	(1.21)	.78
Distributions:
Dividends from net investment income	(.35 )	(.33 )	(.32 )	(.33 )	(.35 )
Dividends from net realized gain on investments	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.35 )	(.33 )	(.33 )	(.35 )	(.38 )
Net asset value, end of period	13.10	13.33	13.27	13.66	15.22
Total Return (%)(b)	.86	3.01	(.38 )	(8.08)	5.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.89	.96	.95	.96
Ratio of net expenses to average net assets	.86 (c)	.88 (c)	.93 (c),(d)	.93 (d)	.96 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.58 (c)	2.52 (c)	2.48 (c),(d)	2.27 (d)	2.36 (c)
Portfolio Turnover Rate	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	61,962	65,551	70,232	76,968	88,286

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended May 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.33	13.27	13.66	15.22	14.81
Investment Operations:
Net investment income(a)	.24	.23	.23	.22	.24
Net realized and unrealized gain (loss) on investments	(.22 )	.06	(.39 )	(1.54)	.43
Total from Investment Operations	.02	.29	(.16 )	(1.32)	.67
Distributions:
Dividends from net investment income	(.25 )	(.23 )	(.22 )	(.22 )	(.23 )
Dividends from net realized gain on investments	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.25 )	(.23 )	(.23 )	(.24 )	(.26 )
Net asset value, end of period	13.10	13.33	13.27	13.66	15.22
Total Return (%)(b)	.08	2.20	(1.16)	(8.73)	4.47
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.65	1.68	1.74	1.72	1.72
Ratio of net expenses to average net assets	1.64 (c)	1.67 (c)	1.71 (c),(d)	1.70 (d)	1.72 (c)
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	1.80 (c)	1.72 (c)	1.70 (c),(d)	1.48 (d)	1.59 (c)
Portfolio Turnover Rate	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	2,665	3,216	4,056	5,284	7,478

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.32	13.27	13.65	15.21	14.81
Investment Operations:
Net investment income(a)	.38	.37	.36	.37	.39
Net realized and unrealized gain (loss) on investments	(.23 )	.05	(.37 )	(1.54)	.42
Total from Investment Operations	.15	.42	(.01 )	(1.17)	.81
Distributions:
Dividends from net investment income	(.38 )	(.37 )	(.36 )	(.37 )	(.38 )
Dividends from net realized gain on investments	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.38 )	(.37 )	(.37 )	(.39 )	(.41 )
Net asset value, end of period	13.09	13.32	13.27	13.65	15.21
Total Return (%)	1.10	3.18	(.07 )	(7.87)	5.53
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.66	.73	.72	.71
Ratio of net expenses to average net assets	.62 (b)	.65 (b)	.69 (b),(c)	.70 (c)	.71 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.82 (b)	2.75 (b)	2.72 (b),(c)	2.49 (c)	2.59 (b)
Portfolio Turnover Rate	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	46,058	52,124	52,739	47,314	55,395

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended May 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.32	13.27	13.65	15.21	14.81
Investment Operations:
Net investment income(a)	.39	.37	.38	.35	.39
Net realized and unrealized gain (loss) on investments	(.23 )	.05	(.42 )	(1.56)	.43
Total from Investment Operations	.16	.42	(.04 )	(1.21)	.82
Distributions:
Dividends from net investment income	(.39 )	(.37 )	(.33 )	(.33 )	(.39 )
Dividends from net realized gain on investments	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.39 )	(.37 )	(.34 )	(.35 )	(.42 )
Net asset value, end of period	13.09	13.32	13.27	13.65	15.21
Total Return (%)	1.17	3.20	(.29 )	(8.06)	5.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58	.64	.73	.72	.70
Ratio of net expenses to average net assets	.58 (b)	.63 (b)	.69 (b),(c)	.70 (c)	.70 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.87 (b)	2.77 (b)	2.72 (b),(c)	2.50 (c)	2.61 (b)
Portfolio Turnover Rate	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	10	10	10	14	253

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class Z Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.33	13.27	13.66	15.22	14.82
Investment Operations:
Net investment income(a)	.38	.36	.36	.37	.39
Net realized and unrealized gain (loss) on investments	(.23 )	.06	(.39 )	(1.55)	.42
Total from Investment Operations	.15	.42	(.03 )	(1.18)	.81
Distributions:
Dividends from net investment income	(.38 )	(.36 )	(.35 )	(.36 )	(.38 )
Dividends from net realized gain on investments	-	-	(.01 )	(.02 )	(.03 )
Total Distributions	(.38 )	(.36 )	(.36 )	(.38 )	(.41 )
Net asset value, end of period	13.10	13.33	13.27	13.66	15.22
Total Return (%)	1.07	3.23	(.18 )	(7.88)	5.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.69	.75	.74	.74
Ratio of net expenses to average net assets	.67 (b)	.68 (b)	.72 (b),(c)	.72 (c)	.74 (b)
Ratio of interest and expense related to floating rate notes issued to average net assets	.06	.10	.09	.03	.02
Ratio of net investment income to average net assets	2.78 (b)	2.72 (b)	2.69 (b),(c)	2.49 (c)	2.57 (b)
Portfolio Turnover Rate	12.39	15.54	6.81	10.45	9.84
Net Assets, end of period ($ x 1,000)	416,628	459,522	499,146	567,055	681,094

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
(c)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income, exempt from federal and California state income taxes, as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (200 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of May 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	12,233,318	—	12,233,318
Municipal Securities	—	516,824,453	—	516,824,453
	—	529,057,771	—	529,057,771
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(6,000,000)	—	(6,000,000)
	—	(6,000,000)	—	(6,000,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

NOTES TO FINANCIAL STATEMENTS (continued)
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
State-Specific Risk: The fund is subject to the risk that California’s economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $1,377,608, accumulated capital losses $7,309,291 and unrealized depreciation $36,315,759.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (continued)
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to May 31, 2025. The fund has $7,309,291 of long-term capital losses which  can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2025 and May 31, 2024 were as follows: tax-exempt income $15,768,335 and $16,205,843, and ordinary income $0 and $7,168, respectively.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year, the aggregate expenses of Class Z shares (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the average daily net assets of Class Z shares, the fund may deduct these expenses from payments to be made to the Adviser, or the Adviser will bear such excess expense. During the period ended May 31, 2025, there was no expense reimbursement pursuant to the Agreement.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended May 31, 2025, the Distributor retained $40 from commissions earned on sales of the fund’s Class A shares and $7,006 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2025, Class C shares were charged $24,106 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder

NOTES TO FINANCIAL STATEMENTS (continued)
accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2025, Class A and Class C shares were charged $164,350 and $8,035, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2025, Class Z shares were charged $241,287 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $87,585 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $9,622.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $12,356 pursuant to the custody agreement. These fees were offset by earnings credits of $12,356.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2025, the fund was charged $8,612 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2025, the fund was charged $24,505 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $202,687, Distribution Plan fees of $1,790, Shareholder Services Plan fees of $13,786, Custodian fees of $3,435, Chief Compliance Officer fees of $2,880, Transfer Agent fees of $14,868 and Checkwriting fees of $1,889.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended May 31, 2025, amounted to $69,662,748 and $112,578,368, respectively.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certifi

NOTES TO FINANCIAL STATEMENTS (continued)
cates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2025, was approximately $9,309,205, with a related weighted average annualized interest rate of 3.77%.
At May 31, 2025, the cost of investments for federal income tax purposes was $559,373,530; accordingly, accumulated net unrealized depreciation on investments was $36,315,759, consisting of $3,590,542 gross unrealized appreciation and $39,906,301 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon California AMT-Free Municipal Bond Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon California AMT-Free Municipal Bond Fund, Inc. (the “Fund”), including the statement of investments, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports all the dividends paid from net investment income during the fiscal year ended May 31, 2025 as “exempt-interest dividends” (not generally subject to regular federal income tax, and for individuals who are California residents, California personal income taxes). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2025 calendar year on Form 1099-DIV, which will be mailed in early 2026.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $86,702.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-6124NCSRAR0525

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 24, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)